1933 Act File No. 2-75756
                                                      1940 Act File No. 811-3385

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                                                 Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X
                                                                  ---

    Pre-Effective Amendment No.    .........................

    Post-Effective Amendment No. 30.........................        X

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No. 25........................................        X

                              FEDERATED STOCK TRUST

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b) on _________________ pursuant to paragraph (b) 60 days after filing pursuant to paragraph (a) (i)
 X on DECEMBER 31, 1998 pursuant to paragraph (a) (i) 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph
    (a)(ii) of Rule 485.

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, D.C.  20037







PROSPECTUS                                              DECEMBER 31, 1998

FEDERATED STOCK TRUST










A large capitalization value mutual fund investing primarily in common stocks of high quality companies.














FUND SHARES ARE NOT BANK DEPOSITS, FEDERALLY INSURED, OR GUARANTEED, AND MAY LOSE VALUE. As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.















TABLE OF CONTENTS

Risk/Return Summary...
What are the Fund's Fees and Expenses?...
What are the Fund's Investment Strategies?...
What are the Principal Securities in Which the Fund Invests?... What are the Specific Risks of Investing in the Fund?...
What Do Shares Cost?...
How Is The Fund Sold?...
How To Purchase Shares...
How To Redeem Shares...
Account and Share Information...
Who Manages the Fund?...
Financial Information...

RISK/RETURN SUMMARY


WHAT IS THE FUND'S INVESTMENT OBJECTIVE?
The Fund's investment objective is to provide growth of income and capital.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
The Fund pursues its investment objective by investing primarily in equity securities of companies that are generally leaders in their industries, characterized by sound management and have the ability to finance expected growth.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
The value of equity securities in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline and you could lose money. Other risks of investing in the Fund include Sector Risk and Risk of Foreign Investing.

RISK/RETURN BAR CHART AND TABLE

      The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Stock Trust as of the calendar year-end for each of ten years.

      The `y' axis reflects the "% Total Return" beginning with "-5.00" and increasing in increments of 5.00% up to 40.00%.

      The `x' axis represents calculation periods for the last ten calendar years of the Fund, beginning with the earliest year. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1988 through 1997, the total return percentages are: 12.69%, 13.13%, -4.99%, 29.04%, 11.94%,
      12.49%, -0.45%, 35.63%, 21.17% and 34.42%, respectively.

The bar chart shows the variability of the Fund's actual total returns on a yearly basis.

The Fund's shares are not sold subject to a sales charge (load). Hence, the total returns displayed above are based upon net asset value.

The Fund's average annual total return as of the most recent calendar quarter of September 30, 1998 was -11.31%.

Within the period shown in the Chart, the Fund's highest quarterly return was 14.79% (quarter ended March 31, 1991). Its lowest quarterly return was -15.58%(quarter ended September 30, 1998).

Average Annual Total Return for the Fund Compared to S&P 500 Index (S&P 500) and the Lipper Growth & Income Funds Average (LGIFA) for the calendar periods ending December 31, 1997.

Calendar Period   Fund        S&P 500     LGIFA
1 Year                  34.42 %     __%          __%
5 Year                  19.86 %     __%          __%
10 Year                 15.78%            __%          __%

The table shows the Fund's average annual total returns compared to the S&P 500, which is a broad-based market index, and the LGIFA, an average of the fund's with similar investment objectives.

While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

WHAT ARE THE FUND'S FEES AND EXPENSES?
FEDERATED STOCK TRUST

FEES AND EXPENSES
THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.

SHAREHOLDER FEES ( FEES PAID DIRECTLY FROM YOUR INVESTMENT)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price) None Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable).....................None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
      (and other Distributions)
   ( as a percentage of offering price).............................None
Redemption Fee (as a percentage of amount redeemed, if applicable)..None
Exchange Fee........................................................None
Maximum Account Fee.................................................None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS) (as a percentage of average net assets)

Management Fee (1).................................................._____
Distribution (12b-1) Fee............................................None
Other Expenses ....................................................._____
   Shareholder Services Fee ..........................0.25%
Total Annual Fund Operating Expenses (before waivers)..............._____
Waiver of Fund Expenses (2)......................................... _____
Total Actual Annual Fund Operating Expenses (after waivers)......... _____




(1) The maximum management services fee is 0.75% of the first $500 million in average daily net assets, 0.675% of the second $500 million in average daily net assets, 0.60% of the third $500 million in average daily net assets, 0.525% of the fourth $500 million in average daily net assets, and 0.40% of average daily net assets in excess of $2 billion.

(2) The shareholder services fee has been reduced to reflect the waiver of a portion of the shareholders services fee. The shareholder services provider can terminate this waiver at any time at its sole discretion. The shareholder services fee paid by the Fund (after the voluntary reduction) was ______% for the year ended October 31, 1998.

EXAMPLE
The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are BEFORE WAIVERS as estimated above and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR            3 YEARS           5 YEARS           10 YEARS
------            -------           -------           --------




WHAT ARE THE FUND'S INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing primarily in equity securities of companies that are generally leaders in their industries, characterized by sound management and have the ability to finance expected growth. The Adviser attempts to identify good long-term values by its disciplined investment process and careful fundamental research. The Fund's holdings ordinarily will be in the top 25% of their industries with regard to revenues.

Using its own quantitative process, the Adviser rates the future performance potential of companies. The Adviser evaluates each company's earnings quality in light of their current valuation to narrow the list of attractive companies. The Adviser then evaluates product positioning, management quality and sustainability of current growth trends of those companies. Using this type of fundamental analysis, the Adviser selects the most promising companies for the Fund's portfolio.

Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, the Adviser limits the Fund's exposure to each business sector that comprises the S&P 500 Index. The Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector.

PORTFOLIO TURNOVER. The Fund may actively trade its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.



WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUND INVESTS?

COMMON STOCKS are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

AMERICAN DEPOSITARY RECEIPTS represent interests in underlying securities issued by a foreign company, but traded in another market than the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the U.S. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. Depositary Receipts involve the Risk of Foreign Investing.

WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUND?

STOCK MARKET RISKS

The value of equity securities in the Fund's portfolio will go up and down. These fluctuations could be a sustained trend or a drastic movement. The Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations.
Consequently, the Fund's share price may decline and you could lose money.

The Fund's investment adviser attempts to manage market risk of investing in individual securities by limiting the amount the Fund invests in each stock.

SECTOR RISK

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may perform differently than other sectors or as the market as a whole. As the adviser allocates more of the Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

RISK OF FOREIGN INVESTING

Exchange rates for currency fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.

WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form, it is processed at the next determined public offering price.

The public offering price is the net asset value (NAV) plus any applicable sales charge. Fund Shares are sold without a sales charge. NAV is determined at the end of regular trading (normally 4 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW IS THE FUND SOLD?

The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to institutions or individuals, directly or through investment professionals. The Distributor and its affiliates may pay out of their assets amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL
o Establish an account with the investment professional; and
o Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4 p.m. Eastern time). You will receive that day's NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND
w Establish your account with the Fund by submitting a completed New Account Form; and w Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares will be priced at the NAV on the day the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the NAV on the day the Fund receives the order.

BY WIRE. Send your wire to:
   State Street Bank and Trust Company, Boston, MA
   Dollar Amount of Wire
   ABA Number 011000028
   Attention:  EDGEWIRE
   Wire Order Number, Dealer Number, or Group Number
   Nominee/Institution Name
   Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK. Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

   Federated Shareholder Services Company
   P.O. Box 8600, Boston, MA 02266-8600.

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY service that requires a street address, mail it to:
   Federated Shareholder Services Company
   1099 Hingham Street, Rockland, MA  02370-3317.

     Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)
Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

RETIREMENT INVESTMENTS
You may purchase Shares as retirement investments (such as qualified plans and IRAs or transfer or rollover of assets). Call your investment professional or the Fund for information on retirement investments. We suggest that you discuss retirement investments with your tax adviser. You may be charged an annual IRA account fee.

HOW TO REDEEM SHARES

You should redeem Shares:
o through an investment professional if you purchased Shares through an investment professional; or o directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL
Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4 p.m. Eastern time). The redemption amount you will receive is based upon the NAV on the day the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

BY TELEPHONE. You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

BY MAIL. You may redeem Shares by mailing a written request to the Fund. You will receive a redemption amount based on the NAV on the day the Fund receives your written request in proper form.

Send requests by mail to:
   Federated Shareholder Services Company
   P.O. Box 8600, Boston, MA 02266-8600.

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY to: Federated Shareholder
   Services Company 1099 Hingham Street, Rockland, MA 02370-3317.

ALL REQUESTS MUST INCLUDE:
o Fund Name and Share Class, account number and account registration; o amount to be redeemed; and o signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES. Signatures must be guaranteed if:
w your redemption will be sent to an address other than the address of record; w your redemption will be sent to an address of record that was changed within the last thirty days; or w a redemption is payable to someone other than the shareholder(s) of record.

Your signature can be guaranteed by any federally insured financial institution (such as a bank or trust company, savings association or credit union) or a broker/dealer that is a domestic stock exchange member, BUT NOT BY A NOTARY PUBLIC.

PAYMENT METHODS FOR REDEMPTIONS
Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established prior to redeeming Shares:

o an electronic transfer to your depository account at a financial institution that is an ACH member; or o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND. Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS
Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:
w  to allow your purchase to clear;
w during periods of market volatility; or w when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund. If those checks are undeliverable and returned to the Fund, the proceeds will be reinvested in Shares.

REDEMPTIONS FROM RETIREMENT ACCOUNTS
In the absence of your specific instructions, 10% of the value of your redemption from a retirement account in the Fund may be withheld for taxes. This withholding only applies to certain types of retirement accounts.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS. The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will notify you if it changes telephone transaction privileges.

SHARE CERTIFICATES. The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION

CONFIRMATIONS AND ACCOUNT STATEMENTS
You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS
The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments. If you elect cash payments and the payment is returned as undeliverable, your cash payment will be reinvested in Shares and your distribution option will convert to automatic reinvestment. If any distribution check remains uncashed for six months the check will no longer be honored, the check amount will be reinvested in Shares, and you will not accrue any interest or dividends on this amount prior to the reinvestment.

If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a dividend or capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES
Due to the high-cost of maintaining accounts with low balances, non-retirement accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, the shareholder will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION
The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends and capital gains distributions are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be both dividends and capital gains. Redemptions and exchanges are taxable sales. Please consult your tax preparer regarding your federal, state, and local tax liability.


WHO MANAGES THE FUND?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Management. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Fund's portfolio managers are as follows:

     Michael P. Donnelly has been the Fund's portfolio manager since November 1997. Mr. Donnelly joined Federated in 1989 as an Investment Analyst and has been a Vice President of the Fund's Adviser since 1994. He served as an Assistant Vice President of the Fund's Adviser from 1992 to 1994. Mr. Donnelly is a Chartered Financial Analyst and received his M.B.A. from the University of Virginia.

     Charles A. Ritter has been the Fund's portfolio manager since October 1998. Mr. Ritter joined Federated Investors in 1983 and has been a Vice President of the Fund's investment adviser since 1992. Mr. Ritter is a Chartered Financial Analyst and received his M.B.A. in Finance from the University of Chicago and his M.S. in Economics from Carnegie Mellon University.

The Adviser and other subsidiaries of Federated advise and/or provide administrative services to more than 300 mutual funds and private accounts, which total over $120 billion in assets as of December 31, 1997. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with more than 2,000 employees. Over 4,000 investment professionals make Federated Funds available to their customers.

The annual investment advisory fee is based on the Fund's average daily net assets as shown on the chart below.

                    Advisory Fee as a
Average Daily     Percentage of Average
Net Assets          Daily Net Assets
---------------------- ----------------------------
First $500 million      0.750%
Second $500 million     0.675%
Third $500 million      0.600%
Fourth $500 million     0.525%
Over $2 billion         0.400%

Under the investment advisory contract, the Adviser will reimburse the Fund the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including its investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses exceed 1.00% of its average daily net assets. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

YEAR 2000 READINESS. The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Fund.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities, will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.

FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS
The following financial highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions.

Financial statements will be filed by amendment.

                              FEDERATED STOCK TRUST



A Statement of Additional Information (SAI) dated December 31, 1998 is incorporated by reference into this prospectus. Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. The annual report discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, the annual and semi-annual reports and other information without charge call your investment professional or the Fund at 1-800-341-7400.

Internet Address:  www.federatedinvestors.com




You can obtain information about the Fund by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.















Cusip 313900102
8120102A (12/98)
Investment Company Act File No. 811-3385
[Federated Name, Logo]








    STATEMENT OF ADDITIONAL INFORMATION                 DECEMBER 31, 1998




    FEDERATED STOCK TRUST




    This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Federated Stock Trust
    (Fund), dated December 31, 1998. Obtain the prospectus without charge by calling 1-800-341-7400.
















    CONTENTS

    How is the Fund Organized?
    Securities in Which the Fund Invests
    What Do Shares Cost?
    How is the Fund Sold?
    Subaccounting Services
    Redemption in Kind
    Massachusetts Partnership Law
    Account and Share Information
    Tax Information
    Who Manages and Provides
      Services to the Fund?
    How Does the Fund Measure Performance?
    Who is Federated Investors, Inc.?
    Investment Ratings



    [Federated Investors Logo]
    Federated Securities Corp., Distributor, subsidiary of Federated Investors, Inc.
    CUSIP 313900102
    8120102B (12/98)

HOW IS THE FUND ORGANIZED?

The Fund is a diversified open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on December 30, 1981. The Fund may offer separate series of shares representing interests in separate portfolios of securities.



SECURITIES IN WHICH THE FUND INVESTS

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

EQUITY SECURITIES represent a share of the issuer's earnings and assets, after the issuer pays its liabilities. Generally, issuers have discretion as to the payment of any dividends or distributions. As a result, investors cannot predict the income they will receive from equity securities. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.

   COMMON STOCKS are the most prevalent type of equity security. Common stockholders receive the residual value of the issuer's earnings and assets after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

   PREFERRED STOCKS have the right to receive specified dividends or distributions before the payment of dividends or distributions on common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may provide for the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

   REITS are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

   WARRANTS give the Fund the option to buy the issuer's stock or other equity securities at a specified price. The Fund may buy the designated shares by paying the exercise price before the warrant expires. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. RIGHTS are the same as warrants, except they are typically issued to existing stockholders.

FIXED INCOME SECURITIES pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's YIELD measures the annual income earned on a security as a percentage of its price. Securities with higher credit risks generally have higher yields. A security's yield will increase or decrease depending upon whether it costs less (a "discount") or more (a "premium") than the principal amount. Under normal market conditions, securities with longer maturities will also have higher yields. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.

The following describes the types of fixed income securities in which the Fund invests.

   TREASURY SECURITIES are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest Credit Risk.

   AGENCY SECURITIES are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). Some GSEs are supported by the full, faith and credit of the United States. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low Credit Risk, but not as low as Treasury securities.

   The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against Credit Risk, it does not reduce the Market and prepayment risks of these mortgage backed securities.

   CORPORATE DEBT SECURITIES are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt security. The credit risks of corporate debt securities vary widely among issuers.


SPECIAL TRANSACTIONS

   REPURCHASE AGREEMENTS are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed upon interest rate effective for the period the Fund owns the security subject to repurchase. The agreed upon interest rate is unrelated to the interest rate on the underlying security. The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy.

   A Fund's custodian or subcustodian is required to take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

   Repurchase Agreements are subject to Credit Risk.

   SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

   WHEN ISSUED TRANSACTIONS are arrangements in which a Fund purchases securities for a set price, with payment and delivery scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to purchase the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices. Therefore, when issued transactions create Bond Market Risk for the Fund. When issued transactions also involve Credit Risk in the event of a counterparty default.

   FOREIGN SECURITIES are securities of issuers based outside the U.S. They are primarily denominated in foreign currencies and traded outside of the U.S. In addition to the risks normally associated with U.S. securities of the same type, Foreign Securities are subject to risks related to the issuer's country and that country's currency.

      DEPOSITARY RECEIPTS represent interests in underlying securities issued by a foreign company, but traded in another market than the underlying security. The foreign securities underlying American Depositary Receipts
      (ADRs) are traded in the U.S. ADRs provide a way to buy shares of foreign-based companies in the U.S. rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the U.S. Depositary Receipts involve many of the same risks of investing directly in foreign securities.

EQUITY SECURITIES INVESTMENT RISKS

LIQUIDITY RISKS

Equity securities that are not widely held may trade less frequently than more widely held securities. This limits trading opportunity making it more difficult to sell or buy the securities at a favorable price or time. In response, the fund may have to lower the price, sell other securities, or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading may also lead to greater price volatility.

RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share.

In addition, investing in small capitalization companies entails greater risk because these companies may have unproven track records, limited product or service base, limited access to capital and may be more likely to fail than larger, more established companies.

LEVERAGE RISK

Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the fund's risk of loss and potential for gain. Investments can have these same results if their returns are based on a multiple of a specified index, security, or other benchmark.

FIXED INCOME SECURITIES INVESTMENT RISKS

BOND MARKET RISK
Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISK
Credit risk is the possibility that an issuer will default (the issuer fails to repay interest and principal when due). If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. Fixed income securities receive different credit ratings depending on the rating service's assessment of the likelihood of default by the issuer. The lower the credit rating, the greater the credit risk. In the case of unrated securities, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of the security and the yield of a U.S. Treasury security with a comparable maturity (the "spread") measures the additional interest received for taking risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or disrupt management of the Fund's portfolio .

CALL RISK
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a "call") at a price below it's current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

LIQUIDITY RISKS
Fixed income securities that have noninvestment grade credit ratings, have not been rated or that are not widely held may trade less frequently than more widely held securities. This limits trading opportunities, making it more difficult to sell or buy the security at a favorable price or time. In response, the Fund may have to lower the price, sell other securities, or give up an investment opportunity, any of which could have a negative effect on its performance. Infrequent trading may also lead to greater price volatility.

Liquidity risk [also] refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES
Securities rated below investment grade, also known as junk bonds, generally entail greater risks than investment grade securities. For example, their prices are more volatile, their values are more negatively impacted by economic downturns, and their trading market may be more limited.


INVESTMENT LIMITATIONS
The Fund will not change any of the investment policies or limitations described below without approval of shareholders, unless indicated otherwise.

STOCKS
At least 80% of the Fund's portfolio will be invested in common stocks, unless it is in a defensive position.

ILLIQUID SECURITIES
Management will limit the amount of repurchase agreements with maturities in excess of seven days and other illiquid securities to not more than 10% of the Fund's assets.

BUYING ON MARGIN
The Fund will not purchase any securities on margin, except for such credits as are necessary for the clearance of transactions.

SELLING SHORT
The Fund will not make short sales of securities.

BORROWING MONEY
The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then (a) only in amounts not in excess of 5% of the value of its total assets or (b) in an amount up to one-third of the value of its total assets including the amount borrowed in order to meet redemption requests without immediately selling portfolio securities. (This borrowing provision is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests where the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous.) While any such borrowings are outstanding, no purchases of investment securities will be made by the Fund.

PLEDGING ASSETS
The Fund will not pledge, mortgage or hypothecate its assets, except that, to secure permitted borrowings, it may pledge securities having a market value at the time of pledge not exceeding 10% of the value of the Fund's total assets.

INVESTING IN COMMODITIES OR MINERALS
The Fund will not purchase or sell commodities, commodity contracts, oil, gas, or other mineral exploration or development programs.

INVESTING IN REAL ESTATE
The Fund will not purchase or sell real estate, but this shall not prevent the Fund from investing in municipal bonds secured by real estate or interest therein.

UNDERWRITING
The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933, in connection with the sale of securities in accordance with its investment objective, policies and limitations.

LENDING CASH OR SECURITIES
The Fund will not lend any of its assets, except that it may purchase or hold corporate or government bonds, debentures, notes, certificates of indebtedness or other debt securities permitted by its investment objective.

PURCHASING SECURITIES OF OTHER INVESTMENT COMPANIES
The Fund will not invest in securities issued by any other investment company or investment trust except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases other than the customary broker's commission or except when such a purchase, though not made in the open market, is part of a plan of merger or consolidation.

DIVERSIFICATION OF INVESTMENTS
The Fund will not purchase the securities of any issuer (except cash, cash instruments and securities issued or guaranteed by the United States government, its agencies or instrumentalities) if as a result more than 5% of its total assets would be invested in the securities of such issuer.

DEALING IN PUTS AND CALLS
The Fund will not write, purchase or sell puts, calls, straddles or spreads or any combinations thereof.

INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS OF THE FUND
The Fund will not purchase or retain the securities of any issuer other than the securities of the Fund, if, to the Fund's knowledge, those officers and Trustees of the Fund, or of the adviser, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities.

CONCENTRATION OF INVESTMENTS IN ONE INDUSTRY
The Fund will not invest more than 25% of the value of its total assets in one industry.

ACQUIRING SECURITIES
The Fund may not acquire more than 10% of the voting securities of any one issuer.

INVESTING IN NEW ISSUERS
The Fund may not invest more than 5% of the value of the total assets of the Fund in securities of issuers which have a record of less than three years of continuous operation, including the operation of any predecessor.

PURCHASING SECURITIES TO EXERCISE CONTROL
The Fund may not invest in securities of a company for the purpose of exercising control or management. However, the Fund will acquire no more than 10% of the voting securities of an issuer and may exercise its voting power in the Fund's best interest. From time to time the Fund, together with other investment companies advised by the adviser or its affiliated companies, may buy and hold substantial amounts of the voting stock of a company, and all such stock may be voted together in regard to the company's affairs. In some cases, the Fund and other investment companies advised by the adviser or its affiliated companies holding such stock might collectively be considered to be in control of such a company. Officers or affiliates of the Fund might possibly become directors of companies in which the Fund holds stock.

ISSUING SENIOR SECURITIES
The Fund will not issue senior securities except as permitted by its investment objective, policies and limitations.

RESTRICTED SECURITIES
The Fund will not invest more than 10% of its net assets in securities subject to restrictions on resale under the Securities Act of 1933, except for commercial paper issued under Section 4 (2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Trustees.

Except with respect to borrowing money, if any of the percentage limitations set forth are adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction nor will the Fund be required to make any changes in its portfolio holdings.


DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities are determined as follows:

o for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

o for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

o for all other securities, at fair value as determined in good faith by the Board.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

The Fund values futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

TRADING IN FOREIGN SECURITIES. Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Fund's Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

HOW IS THE FUND SOLD?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services may select others to perform these services for their customers and may pay them fees.

HOW TO BUY SHARES

EXCHANGING SECURITIES FOR SHARES
You may contact the Distributor to request a purchase of Shares in an exchange for securities you own. The Fund reserves the right to determine whether to accept your securities and the minimum market value to accept. The Fund will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES
Investment professional are encouraged to open single master accounts. However, certain investment professional may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professional holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services they provide that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the financial intermediary with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Trustees upon the written request of shareholders who own at least 10% of the Fund's outstanding shares entitled to vote.

As of October 9, 1998, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Charles Schwab & Co., Inc., San Francisco, California, owned approximately 2,181,406 shares (5.77%) and National Financial Services (for the exclusive benefit of its customer), New York, New York, owned approximately 1,961,235 shares (5.19%).

TAX INFORMATION

FEDERAL INCOME TAX
The Fund will pay no federal income tax because it expects to meet requirements of Subchapter M of the Internal Revenue Code (Code) applicable to regulated investment companies and to receive the special tax treatment afforded such companies.

FOREIGN INVESTMENTS. If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

If more than 50% of the value of the Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUND?

BOARD OF TRUSTEES

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes the following data: name, address, birthdate, present position(s) held with the Fund, principal occupations for the past five years, total compensation received as a Trustee from the Fund for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Federated Fund Complex includes 56 investment companies whose investment adviser is affiliated with the Fund's Adviser. As of October 9, 1998, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

JOHN F. DONAHUE*#
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: July 28, 1924

Chairman and Trustee

Chief Executive Officer and Director or Trustee of the Federated Fund Complex. Chairman and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp., and Federated Global Research Corp.; Chairman, Passport Research, Ltd. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Fund.

Compensation from Fund              $______
Compensation from Federated Fund Complex  $______

THOMAS G. BIGLEY
15 Old Timber Trail, Pittsburgh, PA
Birthdate: February 3, 1934

Trustee

Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh.

Compensation from Fund              $______
Compensation from Federated Fund Complex  $______

JOHN T. CONROY, JR.
Wood/IPC Commercial Department, John R. Wood and Associates, Inc., Realtors 3255 Tamiami Trail North, Naples, FL
Birthdate: June 23, 1937

Trustee

     Director or Trustee of the Federated Fund Complex; President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Compensation from Fund              $______
Compensation from Federated Fund Complex  $______

NICHOLAS CONSTANTAKIS
175 Woodshire Drive, Pittsburgh, PA
Birthdate: September 3, 1939

Trustee


     Director or Trustee of the Federated Fund Complex; formerly, Partner, Andersen Worldwide SC;

Compensation from Fund              $______
Compensation from Federated Fund Complex  $______

WILLIAM J. COPELAND
One PNC Plaza - 23rd Floor, Pittsburgh, PA
Birthdate: July 4, 1918

Trustee

Director or Trustee of the Federated Fund Complex; Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director, United Refinery; Chairman, Pittsburgh Foundation; Director, Forbes Fund; Chairman, Pittsburgh Civic Light Opera.

Compensation from Fund              $______
Compensation from Federated Fund Complex  $______

JAMES E. DOWD, ESQ.
571 Hayward Mill Road, Concord, MA
Birthdate: May 18, 1922

Trustee

Director or Trustee of the Federated Fund Complex; Attorney-at-law; Director, The Emerging Germany Fund, Inc.; formerly, President, Boston Stock Exchange, Inc.; Regional Administrator, United States Securities and Exchange Commission.

Compensation from Fund              $______
Compensation from Federated Fund Complex  $______

LAWRENCE D. ELLIS, M.D.*
3471 Fifth Avenue, Suite 1111, Pittsburgh, PA
Birthdate: October 11, 1932

Trustee

Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; formerly, Member, National Board of Trustees, Leukemia Society of America.

Compensation from Fund              $______
Compensation from Federated Fund Complex  $______

EDWARD L. FLAHERTY, JR., ESQ.#
Miller, Ament, Henny & Kochuba, 205 Ross Street, Pittsburgh, PA
Birthdate: June 18, 1924

Trustee

Director or Trustee of the Federated Fund Complex; Attorney, Of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Partner, Meyer and Flaherty.

Compensation from Fund              $______
Compensation from Federated Fund Complex  $______

PETER E. MADDEN
One Royal Palm Way, 100 Royal Palm Way, Palm Beach, FL
Birthdate: March 16, 1942

Trustee

Director or Trustee of the Federated Fund Complex; formerly, Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation; Director, VISA USA and VISA International; Chairman and Director, Massachusetts Banker Association; Director, Depository Trust Corporation.

Compensation from Fund              $______
Compensation from Federated Fund Complex  $______

JOHN E. MURRAY, JR., J.D., S.J.D.
President, Duquesne University, Pittsburgh, PA
Birthdate: December 20, 1932

Trustee

Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; formerly, Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Compensation from Fund              $______
Compensation from Federated Fund Complex  $______

WESLEY W. POSVAR
1202 Cathedral of Learning, University of Pittsburgh, Pittsburgh, PA
Birthdate: September 14, 1925

Trustee

Director or Trustee of the Federated Fund Complex; President, World Society of Ekistics, Athens; Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; formerly, Professor, United States Military Academy; Professor, United States Air Force Academy.

Compensation from Fund              $______
Compensation from Federated Fund Complex  $______

MARJORIE P. SMUTS
4905 Bayard Street, Pittsburgh, PA
Birthdate: June 21, 1935

Trustee

Director or Trustee of the Federated Fund Complex; Public
Relations/Marketing/Conference Planning; formerly, National Spokesperson, Aluminum Company of America; business owner.

Compensation from Fund              $______
Compensation from Federated Fund Complex  $______

GLEN R. JOHNSON
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: May 2, 1929

President

Trustee, Federated Investors, Inc.; staff member, Federated Securities Corp.

Compensation from Fund              $______
Compensation from Federated Fund Complex  $______

J. CHRISTOPHER DONAHUE
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: April 11, 1949

Executive Vice President

President or Executive Vice President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex President and Director, Federated Investors, Inc.; President and Trustee, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company;. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Fund.

Compensation from Fund              $______
Compensation from Federated Fund Complex  $______

EDWARD C. GONZALES
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: October 22, 1930

Executive Vice President

Trustee or Director of some of the Funds in the Federated Fund Complex; President, Executive Vice President and Treasurer of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company.

Compensation from Fund              $______
Compensation from Federated Fund Complex  $______


JOHN W. MCGONIGLE
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: October 26, 1938

Executive Vice President, Treasurer and Secretary

Executive Vice President and Secretary of the Federated Fund Complex; Treasurer of some of the Funds in the Federated Fund Complex; Executive Vice President, Secretary, and Director, Federated Investors, Inc.; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.

Compensation from Fund              $______
Compensation from Federated Fund Complex  $______

RICHARD B. FISHER
Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA
Birthdate: May 17, 1923

Vice President

President or Vice President of some of the Funds in the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Chairman and Director, Federated Securities Corp.;

Compensation from Fund              $______
Compensation from Federated Fund Complex  $______


INVESTMENT ADVISER
The Adviser conducts investment research and makes investment decisions for the Fund. The Adviser is a wholly-owned subsidiary of Federated.

The Adviser shall not be liable to the Fund, or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

The Adviser must waive the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above 1.00% of its average daily net assets. The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses.

OTHER RELATED SERVICES. Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

RESEARCH SERVICES. Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

For the fiscal year ended October 31, 1998, the Fund's adviser directed brokerage transactions to certain brokers due to research services they provided. The total amount of these transactions was $______ for which the Fund paid $_________ in brokerage commissions.

On October 31, 1998, the Fund owned securities of the following regular broker/dealers:

Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.


ADMINISTRATOR
Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

             MAXIMUM                      AVERAGE AGGREGATE DAILY NET
          ADMINISTRATIVE FEE              ASSETS OF THE FEDERATED FUNDS
            .15 of 1%                        on the first $250 million
            .125 of 1%                       on the next $250 million
            .10 of 1%                        on the next $250 million
            .075 of 1%                    on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Funds pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS
Ernst & Young LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES

                                   FOR THE YEAR ENDED
                                                       OCTOBER 31,
                             1998         1997          1996
Advisory Fee Earned............$............$.............$
Advisory Fee Reduction.........$............$.............$
Brokerage Commissions..........$............$.............$
Administrative Fee.............$............$.............$
12b-1 Fee......................$...........NA............NA
Shareholder Services Fee.......$...........NA............NA

 If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

HOW DOES THE FUND MEASURE PERFORMANCE?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD
Total returns given for the one-, five- and ten-year periods ended OCTOBER 31, 1998. Yield given for the 30-day period ended OCTOBER 31, 1998.

------------------------------------------
                    TOTAL       YIELD
                   RETURN


------------------------------------------
------------------------------------------

------------------------------------------
------------------------------------------
One Year:             %           %
Five Year:            %           %
Ten Year:             %           %
------------------------------------------

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD
The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professional's and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS
Advertising and sales literature may include:

o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices; o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and
o information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

DOW JONES INDUSTRIAL AVERAGE (DJIA). Represents share prices of selected blue-chip industrial corporations. The DJIA indicates daily changes in the average price of stock of these corporations. Because it represents the top corporations of America, the DJIA index is a leading economic indicator for the stock market as a whole.

LIPPER ANALYTICAL SERVICES, INC. Ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time.

MORNINGSTAR, INC. An independent rating service, is the publisher of the bi-weekly MUTUAL FUND VALUES, which rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS (S&P 500). Composite index of common stocks in industry, transportation, and financial and public utility companies. Can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S & P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the S & P figures.

WHO IS FEDERATED INVESTORS, INC.?

Federated Investors, Inc. is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is the result of a process that combines the talents of many individuals with the resources and tools they need. Investment decisions are made by teams of portfolio managers and analysts which are executed by traders dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

MUNICIPAL FUNDS. In the municipal sector, as of December 31, 1997, Federated managed 11 bond funds with approximately $2.1 billion in assets and 22 money market funds with approximately $10.9 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

     EQUITY FUNDS. In the equity sector, Federated has more than 27 years' experience. As of December 31, 1997, Federated managed 29 equity funds totaling approximately $11.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS. In the corporate bond sector, as of December 31, 1997, Federated managed 11 money market funds and 16 bond funds with assets approximating $17.1 billion and $5.6 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 22 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $200 billion.

GOVERNMENT FUNDS. In the government sector, as of December 31, 1997, Federated manages 9 mortgage-backed, 6 government/ agency and 18 government money market mutual funds, with assets approximating $5.9 billion, $1.5 billion and $35 billion, respectively. Federated trades approximately $400 million in U.S. government and mortgage-backed securities daily and places approximately $23 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $36 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS. In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1997, Federated managed more than $63.1 billion in assets across 51 money market funds, including 18 government, 11 prime and 22 municipal with assets approximating $35 billion, $17.1 billion and $10.9 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J. Thomas Madden; U.S. fixed income - William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET. Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $4 trillion to the more than 6,700 funds available, according to the Investment Company Institute.

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS. Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING. Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES. Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

ADDRESSES

FEDERATED STOCK TRUST

                                       Federated Investors Funds
                                       5800 Corporate Drive
                                       Pittsburgh, Pennsylvania 15237-7000

Distributor
FEDERATED SECURITIES CORP.             Federated Investors Tower
                                       1001 Liberty Avenue,
                                       Pittsburgh, Pennsylvania 15222-3779

Investment Adviser
FEDERATED MANAGEMENT                   Federated Investors Tower
                                       1001 Liberty Avenue,
                                       Pittsburgh, Pennsylvania 15222-3779

Custodian
STATE STREET BANK AND TRUST COMPANY    P.O. Box 8600
                                       Boston, Massachusetts 02266-8600

Transfer Agent and Dividend Disbursing Agent
FEDERATED SHAREHOLDER SERVICES COMPANY P.O. Box 8600
                                       Boston, Massachusetts 02266-8600

Independent Auditors
ERNST & YOUNG LLP                      One Oxford Centre
                                       Pittsburgh, PA 15219







PART C.    OTHER INFORMATION

Item 23.    EXHIBITS:
            (a) Conformed copy of the Amended and Restated Declaration of Trust of the Registrant; + (b) Copy of the Amended and Restated By-Laws of the
                  Registrant; +
                  (i)   Copy of Amendment No. 6 to the By-Laws of the
                        Registrant dated February 23, 1998; +
                  (ii)  Copy of Amendment No. 7 to the By-Laws of the
                        Registrant dated February 27, 1998; +
                  (iii) Copy of Amendment No. 8 to the By-Laws of the
                        Registrant dated May 12, 1998; +
            (c) Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (13) (d) Conformed copy of Investment Advisory Contract of the Registrant; (13)
            (e) (i) Conformed copy of Distributor's contract of the Registrant including Exhibit A and Schedule A (Class B Shares); + (ii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual
                        Funds Service Agreement; and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24,1995. (File Number 33-38550 and 811-6269).
            (f)   Not applicable;
            (g) (i) Conformed copy of the Custodian Agreement of the Registrant; (12) (ii) Conformed copy of Custodian Fee Schedule; (15)
            (h) (i) Conformed copy of Amended and Restated Shareholder Services Agreement; (15)
                  (ii) Conformed copy of Principal Shareholder Servicer's Agreement including Exhibit 1 and Schedule A (Class B Shares);+ (iii) Conformed copy of Shareholder Services Agreement including Exhibit 1 and Schedule A (Class B Shares);+ (iv) Conformed Copy of Agreement for Fund Accounting Services, Administrative Services, Shareholder Transfer Agency Services
                        and Custody Services Procurement; +
                  (v) The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from
                        Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed wit the Commission on March 25, 1996 (File Nos. 2-75670 and 811-3375).


------
+     All exhibits have been filed electronically.

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No 23 on Form N-1A filed on December 27, 1994. (File Nos. 2-75756 and 811-3385)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed on December 21, 1995. (File Nos. 2-75756 and 811-3385)

15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 28 on Form N-1A filed on October 24, 1997. (File Nos. 2-75756 and 811-3385)

            (vi) The response described in Item 23(e)(ii) are hereby incorporated by reference.
                  (i) Conformed copy of the Opinion and Consent of Counsel
            regarding legality of securities registered; (12) (j) Conformed copy of Consent of Independent Auditors (To be
                  Filed by Amendment);
                  (k)   Not applicable;
            (l) Conformed Copy of the Initial Capital Understanding; (13) (m) Not applicable; (n) Financial Data Schedules; (16) (o) Not applicable; (p) Conformed copy of Power of Attorney; +


Item 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND:

            None


Item 25.    INDEMNIFICATION: (8)


Item 26.    Business and Other Connections of the Investment Adviser:

         For a description of the other business of Federated Management, the investment adviser for Federated Stock Trust, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of two of the Trustees of Federated Management are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund? - Board of Trustees." The remaining Trustees of Federated Management, their principal occupations and business addresses are:
         Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947, and Arthur L. Cherry (President, Chief Executive Officer, and Trustee, Federated Services Company; Director, Edgewood Services, Inc.; Trustee, Advanced Information Systems; President and Director, Federated Administrative Services, Inc.; President, Federated Administrative Services; Trustee, Federated Bank and Trust; President and Trustee, Federated Shareholder Services Company; President and Director, FS Holdings, Inc.; Chairman and Trustee, Retirement Plan Service Company of America), Federated Investors Tower, Pittsburgh, Pennsylvania, 15222-3779. From 1994 to January 27, 1997, Mr. Cherry was Managing Partner, AT&T Solutions.


------
+     All exhibits have been filed electronically.

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed on December 22, 1998. (File Nos. 2-75756 and 811-3385)

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No 23 on Form N-1A filed on December 27, 1994. (File Nos. 2-75756 and 811-3385)

13. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed on December 21, 1995. (File Nos. 2-75756 and 811-3385)

16. Response is incorporated by reference to Registrant's Post Effective Amendment No. 29 on Form N-1A filed on December 23, 1997. (File Nos. 2-75756 and 811-3385)

         The remaining Officers of Federated Management are:

            Executive Vice Presidents:       William D. Dawson, III
                                             Henry A. Frantzen
                                             J. Thomas Madden

            Senior Vice Presidents:          Joseph M. Balestrino
                                             Drew J. Collins
                                             Jonathan C. Conley
                                             Deborah A. Cunningham
                                             Mark E. Durbiano
                                             Snadra L. McInerney
                                             Susan M. Nason
                                             Mary Jo Ochson
                                             Robert J. Ostrowski

            Vice Presidents:                 Todd A. Abraham
                                             J. Scott Albrecht
                                             Arthur J. Barry
                                             Randall S. Bauer
                                             David A. Briggs
                                             Micheal W. Casey
                                             Kenneth J. Cody
                                             Michael P. Donnelly
                                             Alexandre de Bethmann
                                             Linda A. Duessel
                                             Donald T. Ellenberger
                                             Kathleen M. Foody-Malus
                                             Thomas M. Franks
                                             Edward C. Gonzales
                                             James E. Grefenstette
                                             Susan R. Hill
                                             Stephen A. Keen
                                             Robert K. Kinsey
                                             Robert M. Kowit
                                             Jeff A. Kozemchak
                                             Richard J. Lazarchic
                                             Steven Lehman
                                             Marian R. Marinack
                                             Charles A. Ritter
                                             Keith J. Sabol
                                             Scott B. Schermerhorn
                                             Frank Semack
                                             Aash M. Shah
                                             Christopher Smith
                                             Tracy P. Stouffer
                                             Edward J. Tiedge
                                             Paige M. Wilhelm
                                             Jolanta M. Wysocka

            Assistant Vice Presidents:       Nancy J. Belz
                                             Robert E. Cauley
                                             Lee R. Cunningham, II
                                             B. Anthony Delserone, Jr.
                                             Paul S. Drotch
                                             Salvatore A. Esposito
                                             Donna M. Fabiano
                                             John T. Gentry
                                             William R. Jamison
                                             Constantine Kartsonsas
                                             John C. Kerber
                                             Grant K. McKay
                                             Natalie F. Metz
                                             Joseph M. Natoli
                                             John Sheehy
                                             Michael W. Sirianni
                                             Leonardo A. Vila
                                             Lori A. Wolff

            Secretary:                       Stephen A. Keen

            Treasurer:                       Thomas R. Donahue

            Assistant Secretaries:           Thomas R. Donahue
                                             Richard B. Fisher
                                             Christine Ita McGonigle

            Assistant Treasurer:             Richard B. Fisher

     The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

Item 27.    PRINCIPAL UNDERWRITERS:

     (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

      Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; High Yield Cash Trust; Investment Series Trust; Peachtree Funds; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

            (b)

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH FUND


Richard B. Fisher             Director, Chairman, Chief        Vice President
Federated Investors Tower     Executive Officer, Chief
1001 Liberty Avenue           Operating Officer, Asst.
Pittsburgh, PA 15222-3779     Secretary and Asst.
                              Treasurer, Federated
                              Securities Corp.

Edward C. Gonzales            Director, Executive Vice         Executive Vice
Federated Investors Tower     President, Federated,            President
1001 Liberty Avenue           Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue             Director, Assistant Secretary        --
Federated Investors Tower     and Assistant Treasurer
1001 Liberty Avenue
Pittsburgh, PA 15222-3779     Federated Securities Corp

James F. Getz                 President-Broker/Dealer,             --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                President-Institutional Sales,       --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor               Executive Vice President             --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                 Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bryant R. Fisher              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH FUND

Christopher T. Fives          Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton             Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton               Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                   Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ronald Petnuch                Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV           Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion            Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ              Senior Vice President,               --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis      Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH FUND

David J. Callahan             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.        Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH FUND

John K. Goettlicher           Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                 Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH FUND

J. Michael Miller             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                   Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck          Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH FUND

John A. Staley                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks               Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart            Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin             Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski         Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff              Vice President,                      --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                 Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

         (1)                           (2)                        (3)
Name and Principal            Positions and Offices        Positions and Offices
 BUSINESS ADDRESS                WITH DISTRIBUTOR             WITH FUND

Beth C. Dell                  Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen              Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi               Assistant Vice President,            --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin             Secretary,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley                 Treasurer,                           --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Platt               Assistant Secretary,                 --
Federated Investors Tower     Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Item 28.    LOCATION OF ACCOUNTS AND RECORDS:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                Federated Investors Tower 1001 Liberty
                                          Avenue Pittsburgh, PA 15222-3779
                                          (Notices should be sent to the Agent
                                          for Service at above address)

                                          Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA 15237-7000

Federated Shareholder Services Company    Federated Investors Tower
("Transfer Agent and Dividend             1001 Liberty Avenue
Disbursing Agent")                        Pittsburgh, PA  15222-3779


Federated Services Company                Federated Investors Tower
("Administrator")                         1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

Federated Management                      Federated Investors Tower
("Adviser")                               1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

State Street Bank and Trust Company       P.O. Box 8600
("Custodian")                             Boston, MA  02266-8600


Item 29.    MANAGEMENT SERVICES:  Not applicable.


Item 30.    UNDERTAKINGS:

            Registrant hereby undertakes to comply with the provisions of
            Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                                                SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED STOCK TRUST, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 30th day of October, 1998.

                                                           FEDERATED STOCK TRUST

                  BY: /s/ Karen M. Brownlee
                  Karen M. Brownlee, Assistant Secretary
                  Attorney in Fact for John F. Donahue
                  October 30, 1998

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:


    NAME                          TITLE                           DATE

By:  /s/ Karen M. Brownlee        Attorney In Fact      October 30, 1998
         Karen M. Brownlee        For the Persons
         ASSISTANT SECRETARY      Listed Below

    NAME                            TITLE

John F. Donahue*                    Chairman and Trustee
                                    (Chief Executive Officer)

Glen R. Johnson*                    President

John W. McGonigle*                  Executive Vice President,
                                    Secretary and Treasurer
                                    (Principal Financial and
                                    Accounting Officer)

Thomas G. Bigley*                   Trustee

John T. Conroy, Jr.*                Trustee

Nicholas P. Constantakis *          Trustee

William J. Copeland*                Trustee

James E. Dowd, Esq.*                Trustee

Lawrence D. Ellis, M.D.*            Trustee

Edward L. Flaherty, Jr., Esq.*      Trustee

Peter E. Madden*                    Trustee

John E. Murray, Jr., J.D., S.J.D.*  Trustee

Wesley W. Posvar*                   Trustee

Marjorie P. Smuts*                  Trustee

* By Power of Attorney